Prepayments and Other Current Assets, Net - Summary of Prepayments and Other Current Assets, Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Deductible input value-added tax	¥ 3,461,066	¥ 2,221,048
Prepayments	1,072,751	383,826
Deposits	115,601	101,590
Receivables from third party online payment service providers	33,308	50,384
Finance lease receivables, current portion, net (Note 18)	11,687	11,388
Others	602,260	367,076
Total	¥ 5,296,673	¥ 3,135,312